SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue		$ 75,100,000,000	$ 86,006,000,000
Equity	$ 165,383,000,000	166,194,000,000	165,383,000,000
Equity accounted investments	68,310,000,000	79,881,000,000	68,310,000,000	$ 59,124,000,000
Other financial assets	25,887,000,000	30,033,000,000	25,887,000,000
Goodwill	$ 35,730,000,000	43,355,000,000	35,730,000,000	$ 34,911,000,000
Revenue from contracts with customers		60,400,000,000	71,315,000,000
Direct costs		56,973,000,000	67,936,000,000
Other income and gains		$ 2,386,000,000	$ 1,247,000,000
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	73.00%	74.00%	73.00%
Basis of Calculation		100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 41,874,000,000	$ 43,796,000,000	$ 41,874,000,000
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,552,000,000	5,846,000,000
Operating segments
Disclosure of operating segments [line items]
Revenue	90,558,000,000	80,946,000,000
Asset management
Disclosure of operating segments [line items]
Revenue		8,925,000,000	10,043,000,000
Distributable Earnings	3,094,000,000	3,337,000,000
Equity accounted investments	12,431,000,000	13,436,000,000	12,431,000,000
Revenue from contracts with customers		4,640,000,000	5,299,000,000
Direct costs		8,000,000,000.0
Interest income (expense)		$ 4,400,000,000
Proportion of ownership interest in subsidiary		73.00%
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	17,338,000,000	$ 15,511,000,000	17,338,000,000
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,577,000,000	5,474,000,000	4,600,000,000
Direct costs			7,900,000,000
Interest income (expense)			5,000,000,000.0
Asset management | Elimination of intersegment amounts | Partner managers
Disclosure of operating segments [line items]
Revenue		2,100,000,000	1,900,000,000
Direct costs		1,400,000,000	$ 1,200,000,000
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	14,620,000,000	14,399,000,000
Reinsurance
Disclosure of operating segments [line items]
Distributable Earnings	$ 1,350,000,000	$ 1,671,000,000
Proportion of ownership interest in associate or joint venture	83.00%	83.00%	83.00%
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 10,872,000,000	$ 12,742,000,000	$ 10,872,000,000
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	6,485,000,000	7,636,000,000	6,485,000,000
Funds from operations	(470,000,000)	(584,000,000)
Equity accounted investments	6,988,000,000	8,698,000,000	6,988,000,000
Goodwill	6,903,000,000	7,639,000,000	6,903,000,000
Revenue from contracts with customers		6,921,000,000	5,856,000,000
Direct costs		2,900,000,000	2,400,000,000
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	4,485,000,000	4,860,000,000	4,485,000,000
Renewable Power and Transition | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,000,000	6,000,000
Renewable Power and Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	6,489,000,000	7,642,000,000
Corporate Activities
Disclosure of operating segments [line items]
Revenue	476,000,000	270,000,000	476,000,000
Funds from operations	(271,000,000)	535,000,000
Revenue from contracts with customers		0	0
Direct costs		148,000,000	165,000,000
Interest income (expense)		742,000,000	727,000,000
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	(17,987,000,000)	(18,659,000,000)	(17,987,000,000)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(176,000,000)	191,000,000
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	300,000,000	461,000,000
Infrastructure
Disclosure of operating segments [line items]
Revenue	21,525,000,000	24,223,000,000	21,525,000,000
Funds from operations	(567,000,000)	(757,000,000)
Equity accounted investments	17,733,000,000	23,786,000,000	17,733,000,000
Goodwill	14,209,000,000	19,328,000,000	14,209,000,000
Revenue from contracts with customers		20,401,000,000	18,885,000,000
Direct costs		12,100,000,000	12,100,000,000
Interest income (expense)		3,800,000,000	3,400,000,000
Other income and gains		2,100,000,000	450,000,000
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,202,000,000	2,311,000,000	2,202,000,000
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	5,000,000	3,000,000
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	21,530,000,000	24,226,000,000
Private Equity
Disclosure of operating segments [line items]
Revenue	41,321,000,000	28,716,000,000	41,321,000,000
Funds from operations	(951,000,000)	(455,000,000)
Equity accounted investments	4,206,000,000	4,322,000,000	4,206,000,000
Goodwill	12,726,000,000	14,240,000,000	12,726,000,000
Revenue from contracts with customers		25,660,000,000	37,977,000,000
Direct costs		20,200,000,000	32,600,000,000
Interest income (expense)		3,400,000,000	3,300,000,000
Other income and gains		325,000,000	835,000,000
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	1,879,000,000	1,890,000,000	1,879,000,000
Private Equity | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	80,000,000	91,000,000
Private Equity | Operating segments
Disclosure of operating segments [line items]
Revenue	41,401,000,000	28,807,000,000
Real Estate1 [Member]
Disclosure of operating segments [line items]
Revenue	6,156,000,000	5,330,000,000	6,156,000,000
NOI	3,397,000,000	3,144,000,000
Equity accounted investments	18,253,000,000	19,380,000,000	18,253,000,000
Revenue from contracts with customers		2,778,000,000	3,298,000,000
Real Estate1 [Member] | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	23,085,000,000	25,141,000,000	23,085,000,000
Real Estate1 [Member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	62,000,000	81,000,000
Real Estate1 [Member] | Operating segments
Disclosure of operating segments [line items]
Revenue	$ 6,218,000,000	5,411,000,000
Real Estate
Disclosure of operating segments [line items]
Direct costs		4,000,000,000.0	4,500,000,000
Renewable Power
Disclosure of operating segments [line items]
Interest income (expense)		2,100,000,000	1,700,000,000
Other income and gains		5,000,000	$ 38,000,000
BWS [Member]
Disclosure of operating segments [line items]
Purchase of interests in associates		$ 2,200,000,000